Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation

7.	Stock-based Compensation
Stock-based compensation expense
Stock-based compensation
expens
e included in the accompanying condensed consolidated statements of operations for the three months ended March 31, 2023 and 2022 are as follows (in thousands):

	Three Months Ended March 31,
	2023	2022
Research and development	$219	$48
Sales and marketing	140	93
General and administrative	305	172

Total stock-based compensation	$664	$313

Equity incentive plans
In August 2009, the Company adopted an equity incentive plan (the “2009 Plan”), which was a broad-based, long-term program intended to attract, retain and motivate talented employees and align stockholder and employee interests. The 2009 Plan provided for the issuance of incentive stock options or nonqualified stock options, and restricted stock units, or RSUs to employees, officers, directors, and consultants of the Company.

Under the 2009 Plan, incentive stock options could be granted with an exercise price not less than the
fair value of the stock at the date of grant as determined by the Board of Directors. For incentive stock options granted to a person who, at the time of the grant, owns stock representing more than 10% of the total combined voting power of all classes of stock of the Company, the per share exercise price must be no less than 110% of the fair value on the date of the grant as determined by the Board of Directors. All awards had ten-year
terms and vest and generally become fully exercisable after five years of service from the date of grant.
The 2009 Plan also allowed for the issuance of restricted common stock upon early exercise of nonvested stock options subject to the repurchase right of the Company. The repurchase right lapses in accordance with the vesting schedule of the original option. Shares of restricted stock were awarded to certain senior executives of the Company and 1,348,887 restricted stock units were issued and fully vested prior to 2018.
In September 2019, the board approved the 2019 Equity Incentive Plan (the “2019 Plan”) that increased the number of shares of Common Stock that are reserved and available for issuance under the 2019 Plan by 5,500,000 shares. The 2019 Plan increases the maximum number of shares that may be issued under the 2019 Plan pursuant to the exercise of “incentive stock options” as defined in Section 422 of the Internal Revenue Code of 1986, as amended. Whereas, the Board has determined to (a) terminate the 2009 Equity Incentive Plan and (b) adopt the 2019 Plan in order to continue to provide equity incentives to attract, retain and motivate eligible service providers of the Company. Stock options previously granted under the 2009 Plan will remain outstanding until either exercised or canceled. All the remaining available shares under the 2009 Plan will be allocated to the 2019 Plan. In January 2022, the board approved an increase to the number of shares of Common Stock that are reserved and available for issuance under the 2019 plan by 1,500,000 shares.
In October 2022, the board approved the 2022 Stock Incentive Plan (the “2022 Plan”) that became effective upon the closing of the Business Combination in February 2023. In connection with the 2022 Plan becoming effective, no further grants will be made under Movella’s 2009 Equity Incentive Plan (the “2009 Plan”) or Movella’s 2019 Equity Incentive Plan (the “2019 Plan” and, collectively with the 2009 Plan, the “Predecessor Plans”). The aggregate number of shares of New Movella Common Stock that may be issued pursuant to stock awards under the 2022 Plan will not exceed the sum of (w) 6,105,301 shares, plus (x) any shares underlying outstanding awards under the Predecessor Plans that are cancelled in exchange for an option under the 2022 Plan and that are subsequently forfeited or terminated for any reason before being exercised or becoming vested, not issued because an award is settled in cash, or withheld or reacquired to satisfy the applicable exercise, or purchase price, or a tax withholding obligation, plus (y) the number of shares which, but for the termination of the 2019 Plan immediately prior to the completion of the offering, were reserved under the 2019 Plan but not at such time issued or subject to outstanding awards under the 2019 Plan, plus (z) an annual increase on the first day of each calendar year, for a period of not more than 10 years, beginning on January 1, 2023 and ending on (and including) January 1, 2032, in an amount equal to (i) 5% of outstanding shares on the last day of the immediately preceding calendar year or (ii) such lesser amount (including zero) that the compensation committee determines for purposes of the annual increase for that calendar year. If restricted shares or shares issued upon the exercise of options are forfeited, then such shares will again become available for awards under the 2022 Plan. If stock units, options, or stock appreciation rights are forfeited or terminate for any reason before being exercised or settled, or an award is settled in cash without the delivery of shares to the holder, then the corresponding shares will again become available for awards under the 2022 Plan. Any shares withheld to satisfy the exercise price or tax withholding obligation pursuant to any award of options or stock appreciation rights will again become available for awards under the 2022 Plan. If stock units or stock appreciation rights are settled, then only the number of shares (if any) actually issued in settlement of such stock units or stock appreciation rights will reduce the number of shares available under the 2022 Plan, and the balance (including any shares withheld to cover taxes) will again become available for awards under the 2022 Plan.

At March 31, 2023, there are 7,057,631 shares available for future grant under the 2022 Equity Incentive Plan.
The following table summarizes the Company’s stock option activity under all plans for the three months ended March 31, 2023:

	Stock Options Outstanding	Weighted- Average Exercise Price
Outstanding – December 31, 2022	5,691,018	$2.15
Granted	—	$—
Exercised	(3,970)	$2.59
Cancelled	(12,423)	$3.70
Expired	—	$—

Balance outstanding at March 31, 2023	5,674,625	$2.19

Exercisable at March 31, 2023	3,552,483	$1.89
As of March 31, 2023, total compensation cost related to unvested stock-based awards granted to employees under the Company’s stock plan but not yet recognized were $2.8 million and is expected to be recognized on a straight-line basis over a weighted-average period of 2.31 years.
2022 Employee Stock Purchase Plan
The 2022 Employee Stock Purchase Plan (the “ESPP”) permits eligible employees of the Company to purchase newly issued shares of common stock, at a price equal to 85% of the lower of the fair market value on (i) the first day of the offering period or (ii) the last day of each offering period, through payroll deductions of up to 15% of their annual cash compensation. Under the ESPP, a maximum of 1,017,550 shares of common stock may be purchased by eligible employees. The shares available under the ESPP pool will increase on the first day of each calendar year by the lesser of (i) 1% of the outstanding shares of New Movella Common Stock on such date (ii) 508,775 shares and (iii) an amount (including zero) that the compensation committee determines for purposes of the annual increase for that calendar year.
During the three months ended March 31, 2023 and 2022, the Company had not yet issued shares under the ESPP and accordingly recognized no share-based compensation expense related to the ESPP during the three months ended March 31, 2023 and 2022, respectively. The Company’s ESPP plan is expected to begin in May 2023.
The Company records stock-based compensation awards based on fair value of the stock-based awards as of the grant date using the Black-Scholes option-pricing model. The Company recognizes such costs as compensation expense on a straight-line basis over the employee’s requisite service period, which is generally five years.

9.	Stock-based Compensation
Stock-based compensation expense
Stock-based compensation expense included in the accompanying consolidated statements of operations for the years ended December 31, 2022 and 2021 are as follows (in thousands):

	Years ended December 31,
	2022	2021
Research and development	$398	$143
Sales and marketing	468	175
General and administrative	833	468

Total stock-based compensation	$1,699	$786

Equity incentive plan
In August 2009, the Company adopted an equity incentive plan (the “2009 Plan”), which is a broad-based, long-term program intended to attract, retain and motivate talented employees and align stockholder and employee interests. The 2009 Plan provides for the issuance of incentive stock options or nonqualified stock options, and restricted stock units, or RSUs to employees, officers, directors, and consultants of the Company.
Under the 2009 Plan, incentive stock options can be granted with an exercise price not less than the fair value of the stock at the date of grant as determined by the Board of Directors. For incentive stock options granted to a person who, at the time of the grant, owns stock representing more than 10% of the total combined voting power of all classes of stock of the Company, the per share exercise price must be no less than 110% of the fair value on the date of the grant as determined by the Board of Directors. All awards have ten-year
terms and vest and generally become fully exercisable after five years of service from the date of grant.
The 2009 Plan also allows for the issuance of restricted common stock upon early exercise of nonvested stock options subject to the repurchase right of the Company. The repurchase right lapses in accordance with the vesting schedule of the original option. Shares of restricted stock were awarded to certain senior executives of the Company and 1,348,887 restricted stock units were issued and fully vested prior to 2018.
In September 2019, the board approved the 2019 Equity Incentive Plan (the “2019 Plan”) that increased the number of shares of Common Stock that are reserved and available for issuance under the 2019 Plan by 5,500,000 shares. The 2019 Plan increases the maximum number of shares that may be issued under the 2019 Plan pursuant to the exercise of “incentive stock options” as defined in Section 422 of the Internal Revenue Code of 1986, as amended. Whereas, the Board has determined to (a) terminate the 2009 Equity Incentive Plan and (b) adopt the 2019 Plan in order to continue to provide equity incentives to attract, retain and motivate eligible service providers of the Company. Stock options previously granted under the 2009 Plan will remain outstanding until either exercised or canceled
. All the remaining available shares under the 2009 Plan will be allocated to the 2019 Plan. In January 2022, the board approved an increase to the number of shares of Common Stock that are reserved and available for issuance under the 2019 plan by 1,500,000 shares.
The Company records stock-based compensation awards based on fair value of the stock-based awards as of the grant date using the Black-Scholes option-pricing model. The Company recognizes such costs as compensation expense on a straight-line basis over the employee’s requisite service period, which is generally five years.
At December 31, 2022, there are 1,923,128 shares available for future grant under the 2009 and 2019 Equity Incentive
Plan
s.

The following table summarizes the Company’s stock option activity under both plans for the years ended December 31, 2022 and 2021:

	Shares Available For Grant	Stock Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)

Balance outstanding at December 31, 2020	3,827,465	11,941,846	$0.66	6.36
Granted	(4,049,000)	4,049,000	0.93
Exercised	—	(133,932)	0.44
Canceled	825,358	(825,358)	0.64
Expired	32,500	(32,500)	0.25

Balance outstanding at December 31, 2021	636,323	14,999,056	$0.73	6.54
Increased option pool	1,500,000	—	—
Granted	(2,013,000)	2,013,000	1.65
Exercised	—	(3,566,931)	0.47
Cancele d	1,086,505	(1,086,505)	0.81
Expired	713,300	(713,300)	0.43

Balance outstanding at December 31, 2022	1,923,128	11,645,320	$1.05	7.34

Exercisable at December 31, 2022		6,520,050	$0.89	6.43

Vested and expected to vest at December 31, 2022		11,645,320	$1.05	7.34

The weighted-average grant date fair value per share of options granted were $1.04 and $0.63 for the years ended December 31, 2022 and 2021, respectively. As of December 31, 2022, total compensation cost related to unvested stock-based awards granted to employees under the Company’s stock plan but not yet recognized were $3.4 million and is expected to be recognized on a straight-line basis over a weighted-average period of 2.41 years. The aggregate intrinsic value of options exercised for the years ended December 31, 2022 and 2021 was $3.9 million and $0.1 million, respectively.
On October 2, 2022, the Company modified 1,535,000 stock options that were granted in 2021 at an exercise price of $0.93 to a modified exercise price of $1.58 based on the results of an updated 409A valuation. The modification resulted in a reduced fair value, and the repricing was a Type 1 probable-to-probable
modification and no change to the accounting for the original stock option issuance was recorded, because the initial accounting considered the updated valuation.
Determination of Fair Value
The following assumptions were used to calculate the fair value of the stock-based awards:

	Years Ended December 31,
	2022	2021

Fair value per share of common stock	$1.58-$3.20	$1.58
Expected term (years)	5.28-10.00	5.52-10.00
Expected volatility	43%-69%	43%-45%
Risk-free interest rate	1.63%-4.20%	0.92%-1.56%
Expected dividend yield	0%	0%

The Company records stock-based compensation awards based on fair value of the stock-based awards as of the grant date using the Black-Scholes option-pricing model. The Company recognizes such costs as compensation expense on a straight-line basis over the employee’s requisite service period, which is generally five years
.